Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 19, 2019
Debt
Principal	$ 53,088	$ 50,831	$ 54,031
Unaccreted Discount	(2,984)	(2,819)	(3,824)
Debt Issuance Costs		(29)	(746)
Carrying Value	50,104	47,983	49,461
Interest rate (stated)				3.00%
Long-term Debt, Fiscal Year Maturity [Abstract]
2021		4,799
2022		12,234
2023		20,346
2024		13,302
2025		$ 150
10% convertible promissory notes
Debt
Principal			7,324
Unaccreted Discount			(36)
Carrying Value			7,288
Interest rate (stated)		10.00%
6% promissory note, due 2020
Debt
Principal			185
Carrying Value			185
Interest rate (stated)		6.00%
2.55% promissory notes, due 2020
Debt
Principal			1,100
Unaccreted Discount			(41)
Carrying Value			1,059
Interest rate (stated)		2.55%
3.5% convertible promissory note, due 2022
Debt
Principal			1,689
Unaccreted Discount			(313)
Carrying Value			1,376
Interest rate (stated)		3.50%
9.0% term loan, due 2023
Debt
Principal			40,500
Unaccreted Discount			(528)
Debt Issuance Costs			(689)
Carrying Value			39,283
Interest rate (stated)		9.00%
3% promissory note, due 2024
Debt
Principal			3,000
Unaccreted Discount			(2,906)
Debt Issuance Costs			(57)
Carrying Value			37
Interest rate (stated)		3.00%
1.0% promissory notes, due 2022
Debt
Principal	10,343	$ 8,317
Carrying Value	$ 10,343	$ 8,317
Interest rate (stated)	1.00%	1.00%
11.05% term loan, due 2024
Debt
Principal		$ 41,764
Unaccreted Discount		(2,686)
Debt Issuance Costs		(29)
Carrying Value		$ 39,049
Interest rate (stated)		11.05%
8.55% term loan, due 2024
Debt
Principal	$ 42,145
Unaccreted Discount	(2,867)
Carrying Value	$ 39,278
Interest rate (stated)	8.55%
Other notes
Debt
Principal	$ 600	$ 750	233
Unaccreted Discount	(117)	(133)
Carrying Value	$ 483	617	$ 233
10% convertible notes
Debt
Principal		5,500
Fair Value		$ 11,659
Interest rate (stated)		10.00%